Income Taxes - The Difference Between Expected Income Tax Benefits and Income Tax Benefit Recorded in The Financial Statements (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income taxes benefit computed at statutory rate	$ (955,548)	$ (1,734,396)
State income tax benefit, net	(188,002)	(176,082)
Change in effective tax rate		2,701,758
Other	(24,357)	(369,400)
Change in valuation allowance	1,167,907	(421,880)
Expected income tax benefits and income tax benefits recorded	$ 0	$ 0